Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001360604
Registrant Name	HEALTHCARE REALTY TRUST INCORPORATED
Registration File Number	333-297897
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES